CIK 1318281

CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

06060273

RECD S.E.C.
OCT 2 6 2006
1086

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-32544

October 26, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 30 2006
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Citigroup Funding Inc. (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

***PACERS Based Upon American Depositary Receipts Representing the Ordinary Participation Certificates of Cemex S.A.B. de C.V.,***

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas